Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 7, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Series Portfolios Trust
CIK: 0001650149

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, filed with this letter is the registration statement for the Weiss Alternative Balanced Risk Fund, a series of the Series Portfolios Trust (the “Trust”).

The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust

cc:  Marco Adelfio, Goodwin Procter LLP